Exploration expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exploration expenses
Exploration expenses	$ 33,971	$ 9,954	$ 75,157	$ 24,563	$ 39,505	$ 14,094	$ 12,906
Santa Cruz, USA
Exploration expenses
Exploration expenses	21,811	2,166	46,372	2,600	9,966	923	943
Non-refundable payments of exploration mineral interests	5,700		5,700
San Matias, Colombia
Exploration expenses
Exploration expenses	6,000	3,576	11,773	10,400	13,789	5,399	5,456
Pinaya, Peru
Exploration expenses
Exploration expenses	297	164	2,448	882
Perseverance, USA
Exploration expenses
Exploration expenses	35	107	1,694	205	742	488	610
Yangayu, Papua New Guinea
Exploration expenses
Exploration expenses	831	0	1,482	0
Tintic, USA
Exploration expenses
Exploration expenses	613	547	1,309	1,589
Hog Heaven, USA
Exploration expenses
Exploration expenses	262	530	1,130	1,851	2,029	336
Carolina, USA
Exploration expenses
Exploration expenses	501	0	1,015	0
Bitter Creek, USA
Exploration expenses
Exploration expenses	92	181	600	249	340	174
Lincoln, USA
Exploration expenses
Exploration expenses	210	0	549	0	235
Ivory Coast Project, Ivory Coast
Exploration expenses
Exploration expenses	41	0	67	1,930	1,931	10	17
Desert Mountain, USA
Exploration expenses
Exploration expenses					821	177
South Voisey's Bay, Canada
Exploration expenses
Exploration expenses					355	18	11
Project generation and other
Exploration expenses
Exploration expenses	$ 3,278	$ 2,683	$ 6,718	$ 4,857	$ 4,552	$ 3,620	$ 2,882